Average Annual Total Returns - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - FidelityMidCapGrowthMidCapValueSmallCapGrowthSmallCapValueIndexFunds-ComboPRO - Fidelity Mid Cap Growth Index Fund
	Aug. 29, 2022
Fidelity Mid Cap Growth Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.71%
Since Inception	20.77%
Fidelity Mid Cap Growth Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.50%
Since Inception	19.73%
Fidelity Mid Cap Growth Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.11%
Since Inception	16.03%
RS012
Average Annual Return:
Past 1 year	12.73%
Since Inception	21.09%	[1]

[1]	A From July 11, 2019